Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
(12)	Fair Value of Financial Instruments

The approximate carrying amounts and estimated fair values of the Company’s financial instruments are as follows (in thousands):

		At December 31,
		2016		2015
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	1	$36,165	36,165	8,429	8,429
Securities available for sale	2	33,103	33,103	38,063	38,063
Loans held for sale	3	3,291	3,500	2,722	2,791
Loans, net	3	222,768	221,320	187,076	188,784
Federal Home Loan Bank stock	3	220	220	189	189
Accrued interest receivable	3	798	798	692	692
Bank-owned life insurance	3	1,711	1,711	1,662	1,662

Financial liabilities-
Deposits	3	275,347	275,433	217,573	217,652
Off-balance-sheet financial instruments	3	0	0	0	0